Product sales revenue (Tables)	9 Months Ended
Jul. 31, 2022
Product sales revenue [Abstract]
Schedule of product sales revenue

	Three months ended July 31, 2022	Three months ended July 31, 2021	Nine months ended July 31, 2022	Nine months ended July 31, 2021
	$	$	$	$
Product sales revenue recognized in the period[1]	4,992,231	1,232,423	11,183,309	2,153,422
Fair value pricing adjustments	(7,331,180)	361,140	(1,608,689)	529,109
Product sales revenue	(2,338,949)	1,593,563	9,574,620	2,682,531
Recycling services revenue recognized in the period[1]	372,510	115,560	950,134	301,216
Revenue	(1,966,439)	1,709,123	10,524,754	2,983,747

1Revenue recognized in the period before fair value pricing adjustments was $5,364,741 and $12,133,443, respectively, for the three and nine months ended July 31, 2022 (three and nine months ended July 31, 2021: $1,347,983 and $2,454,638, respectively).